UNAUDITED CONDENSED STATEMENTS OF OPERATIONS	9 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Operating Income (Loss) [Abstract]
General and Administrative Expense	$ 576,035
Loss from operations	(576,035)
Nonoperating Income (Expense) [Abstract]
Gain (Loss) on Investments	52,952
Net loss	$ (523,083)
Common Class A [Member]
Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding (in shares) | shares	14,950,000
Earnings Per Share, Basic and Diluted | $ / shares	$ 0.00
Common Class B [Member]
Nonoperating Income (Expense) [Abstract]
Basic and diluted weighted average shares outstanding (in shares) | shares	3,764,852
Earnings Per Share, Basic and Diluted | $ / shares	$ (0.15)